Cover	Apr. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2022
Entity File Number	000-53348
Entity Registrant Name	ALTEGRIS WINTON FUTURES FUND, L.P.
Entity Central Index Key	0001198415
Entity Tax Identification Number	84-1496732
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	c/o ALTEGRIS ADVISORS, L.L.C.
Entity Address, Address Line Two	1200 Prospect Street Suite 400
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	459-7040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false